UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03421

THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT-10

(Exact Name of Registrant as Specified in Charter)

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

(Address of Principal Executive Offices)

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

(Name and address of agent for service)

973-367-7521

(Registrant’s Telephone Number, including Area Code)

Date of fiscal year end: 12/31/2013

Date of reporting period: 9/30/2013

Item 1.	Schedule of Investments

VCA-10

Schedule of Investments

as of September 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.8%
COMMON STOCKS
Aerospace & Defense — 2.0%
Boeing Co. (The)	29,023	$ 3,410,202

Airlines — 1.2%
United Continental Holdings, Inc.(a)	68,152	2,092,948

Auto Components — 2.0%
Lear Corp.	47,043	3,366,868

Automobiles — 1.9%
General Motors Co.(a)	36,795	1,323,516
Tesla Motors, Inc.(a)	9,958	1,926,076

		3,249,592

Biotechnology — 4.2%
Biogen Idec, Inc.(a)	10,636	2,560,723
BioMarin Pharmaceutical, Inc.(a)	27,300	1,971,606
Gilead Sciences, Inc.(a)	40,572	2,549,544

		7,081,873

Capital Markets — 4.5%
Goldman Sachs Group, Inc. (The)	22,999	3,638,672
Morgan Stanley	152,825	4,118,634

		7,757,306

Chemicals — 1.4%
Monsanto Co.	23,294	2,431,195

Commercial Banks — 4.2%
PNC Financial Services Group, Inc.	38,354	2,778,747
Wells Fargo & Co.	105,722	4,368,433

		7,147,180

Communications Equipment — 1.4%
JDS Uniphase Corp.(a)	164,621	2,421,575

Computers & Peripherals — 1.5%
Apple, Inc.	5,284	2,519,147

Consumer Finance — 1.2%
Capital One Financial Corp.	29,160	2,004,458

Diversified Financial Services — 5.2%
Citigroup, Inc.	65,054	3,155,770
ING US, Inc.	75,995	2,219,814
JPMorgan Chase & Co.	65,942	3,408,542

		8,784,126

Electric Utilities — 1.0%
EDP — Energias de Portugal S.A., ADR (Portugal)	46,595	1,702,115

Electronic Equipment & Instruments — 2.6%
Flextronics International Ltd. (Singapore)(a)	487,574	4,432,048

Energy Equipment & Services — 2.9%
Halliburton Co.	60,277	2,902,338
National Oilwell Varco, Inc.	26,542	2,073,196

		4,975,534

Food Products — 4.3%
Bunge Ltd.	40,407	3,067,295
Mondelez International, Inc. (Class A Stock)	82,668	2,597,429
Tyson Foods, Inc. (Class A Stock)	58,556	1,655,964

		7,320,688

Healthcare Providers & Services — 3.4%
HCA Holdings, Inc.	65,810	2,813,377
UnitedHealth Group, Inc.	41,203	2,950,547

		5,763,924

Hotels, Restaurants & Leisure — 4.0%
Carnival Corp.	74,726	2,439,057
Hyatt Hotels Corp.(a)	43,057	1,849,729
International Game Technology	132,378	2,505,916

		6,794,702

Independent Power Producers & Energy Traders — 1.8%
Calpine Corp.(a)	161,445	3,136,876

Insurance — 2.1%
MetLife, Inc.	77,745	3,650,128

Internet & Catalog Retail — 3.4%
Amazon.com, Inc.(a)	8,675	2,712,152
priceline.com, Inc.(a)	3,050	3,083,397

		5,795,549

Internet Software & Services — 4.7%
Facebook, Inc. (Class A Stock)(a)	38,668	1,942,680
Google, Inc. (Class A Stock)(a)	2,876	2,519,117
LinkedIn Corp.(a)	14,115	3,473,137

		7,934,934

IT Services — 2.2%
MasterCard, Inc. (Class A Stock)	5,614	3,776,987

Life Sciences Tools & Services — 1.0%
Illumina, Inc.(a)	21,099	1,705,432

Machinery — 2.2%
Cummins, Inc.	12,996	1,726,779
SPX Corp.	23,057	1,951,544

		3,678,323

Media — 3.0%
Comcast Corp. (Class A Stock)	46,901	2,117,580
Liberty Global PLC (Series C) (United Kingdom)(a)	40,407	3,047,900

		5,165,480

Metals & Mining — 1.8%
Goldcorp, Inc. (Canada)	65,088	1,692,939
Kinross Gold Corp. (Canada)	291,441	1,471,777

		3,164,716

Multiline Retail — 1.0%
J.C. Penney Co., Inc.(a)	190,064	1,676,364

Oil, Gas & Consumable Fuels — 13.3%
Anadarko Petroleum Corp.	31,742	2,951,689
Denbury Resources, Inc.(a)	87,516	1,611,170
EOG Resources, Inc.	21,380	3,619,206
Marathon Oil Corp.	82,775	2,887,192
Noble Energy, Inc.	62,348	4,177,939
Occidental Petroleum Corp.	26,598	2,487,977
Suncor Energy, Inc. (Canada)	73,912	2,644,571
Williams Cos., Inc. (The)	63,979	2,326,276

		22,706,020

Personal Products — 1.2%
Avon Products, Inc.	101,612	2,093,207

Pharmaceuticals — 2.1%
Actavis, Inc.(a)	21,102	3,038,688
Allergan, Inc.	5,835	527,776

		3,566,464

Road & Rail — 0.9%
Hertz Global Holdings, Inc.(a)	71,754	1,590,069

Software — 3.2%
Microsoft Corp.	73,693	2,454,714
Salesforce.com, Inc.(a)	59,347	3,080,703

		5,535,417

Specialty Retail — 3.6%
Bed Bath & Beyond, Inc.(a)	11,049	854,751
Inditex SA, ADR (Spain)	86,659	2,673,430
TJX Cos. Inc. (The)	46,364	2,614,466

		6,142,647

Textiles, Apparel & Luxury Goods — 2.8%
Michael Kors Holdings Ltd.(a)	35,341	2,633,611
Nike, Inc. (Class B Stock)	28,642	2,080,555

		4,714,166

Wireless Telecommunication Services — 0.6%
NII Holdings, Inc.(a)	158,570	962,520

TOTAL COMMON STOCKS (cost $129,211,168)		170,250,780

	Units
RIGHTS(e)
Oil, Gas & Consumable Fuels
Trident Resources Corp., CVR, Private Placement, (Canada), expiring 6/30/15 (original cost $0; purchased 6/30/10)(a)(b)(c)	1,512	—

TOTAL LONG-TERM INVESTMENTS (cost $129,211,168)		170,250,780

	Shares
SHORT-TERM INVESTMENTS — 0.1%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $256,159)(d)	256,159	256,159

TOTAL INVESTMENTS — 99.9% (cost $129,467,327)		170,506,939
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		173,141

NET ASSETS — 100%		$170,680,080

The following abbreviations are used in the portfolio descriptions:

ADR—American Depositary Receipt

CVR—Contingent Value Rights

(a)	Non-income producing security.
(b)	Indicates a security that has been deemed illiquid.
(c)	Indicates a security restricted to resale.
(d)	Prudential Investments LLC, the Manager of the Account, also serves as Manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(e)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2013.

Various inputs are used in determining the value of the Account’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with the Account’s Committee approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$170,250,780	$—	$—
Rights	—	—	—
Affiliated Money Market Mutual Fund	256,159	—	—

Total	$170,506,939	$—	$—

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock
Balance as of 12/31/2012	$1,503,733
Realized gain(loss)	(1,590,888)
Change in unrealized appreciation(depreciation)	135,959
Purchases	—
Sales	(48,804)
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 09/30/2013	$—

Included in the table above, under Level 3 securities, are equity rights, that were fair valued in accordance with the Account’s Committee approved fair valuation procedures. Such rights were acquired through a private placement and the valuation was based on unobservable input.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Account holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Account’s Committee Members have delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Account’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Account to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available. A record of Valuation Committee’s actions is subject to review, approval and ratification by the Account’s Committee at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Account’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stock, exchange-traded funds and financial derivative instruments (including futures contracts and certain options contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open end, non exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies, U.S. Treasury obligations, and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing model with input from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy. Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Account invests in the Prudential Core Taxable Money Market Fund, a portfolio of Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

The Account may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Other information regarding the Account is available in the Account’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Variable Contract Account-10

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs Secretary of the Fund

Date November 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker President and Principal Executive Officer

Date November 21, 2013

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres Treasurer and Principal Financial Officer

Date November 21, 2013

*	Print the name and title of each signing officer under his or her signature.